Options (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2019
Stock based compensation expense components	$ 12,884	$ 51,402	$ 78,865	$ 213,691
Research and Development Expense
Stock based compensation expense components	10,525	40,517	63,930	172,274
Selling, General and Administrative Expenses
Stock based compensation expense components	$ 2,359	$ 10,885	$ 14,935	$ 41,417